Subsequent Event (Details) - Class B Ordinary Shares [Member] $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) shares
Subsequent Event (Details) [Line Items]
Share issued | shares	139,517,423
Payments to acquire premium property | $	$ 20